Director's Loans	12 Months Ended
Mar. 31, 2018
Borrowings [abstract]
Director's Loans

8.	DIRECTOR’S LOANS

Unsecured loans payable to a director	March 31, 2018	March 31, 2017
Opening balance	$1,330,500	$1,234,849
Net amounts (repaid) advanced	(1,000,000)	500,000
Transaction costs	–	(607,406)
Amortisation of transaction costs	433,044	203,057
Closing balance	$763,544	$1,330,500

	March 31, 2018	March 31, 2017
Current portion	–	390,243
Non-current portion	763,544	940,257
Total	763,544	1,330,500

Transaction costs	Year ended March 31,
	2018	2017	2016
Interest on director’s loan	$128,096	$136,959	$82,614
Amortization of transaction costs	433,044	203,057	56,992
Total	$561,140	$340,016	$139,606

As at March 31, 2018, one unsecured loan owing to a director (the “Lender”) of the Company was outstanding with the principal sum $1,000,000 (the “2016-Loan Agreement”); the key terms of the underlying agreements for each loan outstanding during the period are summarized below:

2015-Loan Agreement

In September 2015, the Company entered into a loan agreement (the “2015-Loan Agreement”) with its Director and Chairman, Robert Dickinson (the “Lender”) pursuant to which the Lender advanced to the Company a principal sum of $500,000 with a two-year term and at an interest rate of 7% per annum. Pursuant to the 2015-Loan Agreement, the Company issued 5,555,555 common share purchase warrants (note 9(c)) to the Lender with an expiry term of two years and exercise price of $0.09.

This advance was fully repaid in September 2017.

2016-Loan Agreement

In November 2016, the Company and the Lender entered into another loan agreement (the “2016-Loan Agreement”), superseding a previous agreement for a $1,000,000 advance, pursuant to which the original due date of November 26, 2016 was extended for three years on customary conditions. The principal sum was subsequently increased to $1,500,000 by way of an additional advance of $500,000 to fund mineral property acquisitions (note 6(b) and (c)). The 2016-Loan Agreement is subject to a fixed interest at 9% per annum. Pursuant to the 2016-Loan Agreement, the Company issued to the Lender a loan bonus comprising of 10,000,000 common share purchase warrants (note 9(c)) with a three-year term and an exercise price of $0.08 per share.

During the year ended March 31, 2018, $500,000 of this loan was repaid to the Lender, leaving a balance outstanding as at March 31, 2018 of $1,000,000.

These advances have been measured as financial liabilities at their (cash) transaction values, with the unamortized balance of directly applicable costs, comprised of the fair values of the bonus warrants granted, representing a partially-offsetting asset balance. Such costs are being expensed pro-rata over the term of the debt, with the effect on the balance sheet presentation being that the aggregate debt is accreted towards its face value.